Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Payable [Member]	Retained Earnings (Deficit) [Member]	Treasury Stock [Member]	Total
Balance at Jan. 31, 2018		$ 1,800	$ 336				$ 2,136
Balance, shares at Jan. 31, 2018		18,000,000
Net (loss)					(7,520)		(7,520)
Balance at Dec. 31, 2018		$ 1,800	336		(7,520)		(5,384)
Balance, shares at Dec. 31, 2018		18,000,000
Effect of Reverse Merger April 12, 2019		$ 1,093	(15,885)			(3,894)	(18,686)
Effect of Reverse Merger April 12, 2019, shares		10,933,356
Imputed interest			7,942				7,942
Issuance of common shares under private placement		$ 10	9,990				10,000
Issuance of common shares under private placement, shares		100,000
Cancellation of common shares for long-term debt		$ (590)	590			(350,000)	(350,000)
Cancellation of common shares for long-term debt, shares		(5,900,000)
Issuance of common shares for discount on loan		$ 15	104,985				105,000
Issuance of common shares for discount on loan, shares		150,000
Issuance of common shares for licensing agreement		$ 25	24,975				25,000
Issuance of common shares for licensing agreement, shares		250,000
Issuance of common shares for services		$ 144	1,672,606	165,000			1,837,750
Issuance of common shares for services, shares		1,435,000
Net (loss)					(2,171,601)		(2,171,601)
Balance at Sep. 30, 2019		$ 2,497	1,805,539	165,000	(2,179,121)	(353,894)	(559,979)
Balance, shares at Sep. 30, 2019		24,968,356
Balance at Dec. 31, 2018		$ 1,800	336		(7,520)		(5,384)
Balance, shares at Dec. 31, 2018		18,000,000
Effect of Reverse Merger April 12, 2019		$ 1,093	(15,885)			(3,894)	(18,686)
Effect of Reverse Merger April 12, 2019, shares		10,933,356
Imputed interest			8,995				8,995
Issuance of common shares under private placement		$ 10	9,990				10,000
Issuance of common shares under private placement, shares		100,000
Cancellation of common shares for long-term debt		$ (425)	(249,932)			(99,643)	(350,000)
Cancellation of common shares for long-term debt, shares		(4,250,000)
Issuance of common shares for discount on loan		$ 15	104,985				105,000
Issuance of common shares for discount on loan, shares		150,000
Issuance of common shares for licensing agreement		$ 25	24,975				25,000
Issuance of common shares for licensing agreement, shares		250,000
Issuance of common shares for note conversion and settlement				25,000			25,000
Issuance of common shares for services		$ 203	2,303,187				2,303,390
Issuance of common shares for services, shares		2,025,000
Net (loss)					(3,212,248)		(3,212,248)
Balance at Dec. 31, 2019		$ 2,721	2,186,651	25,000	(3,219,768)	(103,537)	(1,108,933)
Balance, shares at Dec. 31, 2019		27,208,356
Imputed interest			3,345				3,345
Reclassification of derivative liabilities due to note conversion			359,811				359,811
Issuance of Series B preferred shares for investment	$ 50		605,438				605,488
Issuance of Series B preferred shares for investment, shares	500,000
Issuance of common shares under private placement		$ 13	71,487	(25,000)			46,500
Issuance of common shares under private placement, shares		131,250
Cancellation of common shares for long-term debt		$ (165)	(99,478)			99,643
Cancellation of common shares for long-term debt, shares		(1,650,000)
Issuance of common shares for note conversion and settlement		$ 492	728,859				729,351
Issuance of common shares for note conversion and settlement, shares		4,919,494
Issuance of shares for services - related parties		$ 600	1,559,400				1,560,000
Issuance of shares for services - related parties, shares	3	6,000,000
Issuance of common shares for services		$ 175	1,238,775				1,238,950
Issuance of common shares for services, shares		1,752,142
Issuance of common shares for Series B preferred shares conversion	$ (50)	$ 208	(158)
Issuance of common shares for Series B preferred shares conversion, shares	(500,000)	2,083,333
Net (loss)					(3,544,719)		(3,544,719)
Balance at Sep. 30, 2020		$ 4,044	$ 6,654,130		$ (6,764,487)	$ (3,894)	$ (110,207)
Balance, shares at Sep. 30, 2020	3	40,444,575